GOODWILL AND INTANGIBLE ASSETS, NET - Changes in Goodwill by Segment - Q2 (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Goodwill [Roll Forward]
Beginning Balance	$ 469.7 [1]	$ 464.1		$ 472.3
Goodwill acquired	8.6	21.4
Foreign currency translation adjustment	(1.6)	(6.1)		(8.2)
Ending Balance	476.7	469.7	[1]	464.1
Operating Segments [Member] | Consumer [Member]
Goodwill [Roll Forward]
Beginning Balance	210.1	217.9		217.9
Goodwill acquired	8.6	1.9
Foreign currency translation adjustment	0.0	0.0		0.0
Ending Balance	218.7	210.1		217.9
Operating Segments [Member] | Professional [Member]
Goodwill [Roll Forward]
Beginning Balance	240.7	246.2		254.4
Goodwill acquired	0.0	0.0
Foreign currency translation adjustment	0.2	(5.5)		(8.2)
Ending Balance	240.9	240.7		246.2
Operating Segments [Member] | Other [Member]
Goodwill [Roll Forward]
Beginning Balance	18.9	0.0		0.0
Goodwill acquired	0.0	19.5
Foreign currency translation adjustment	(1.8)	(0.6)		0.0
Ending Balance	$ 17.1	$ 18.9		$ 0.0

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.